Income taxes - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 59.8	$ 19.6
Items generating unrecognized tax benefits	55.4	19.1
Interest and related penalties	$ 4.4	$ 0.5